Credit Facilities and Long-Term Debt - Summary of Contractual Obligations Under Long-term Debts (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Short-term debt	$ 0.0	$ 299.9
Long-Term Debt, Maturity, Year Two and Three	300.0
Long-Term Debt, Maturity, Year Four and Five	0.0
Long-Term Debt, Maturity, after Year Five	0.0
Debt, Long-Term and Short-Term, Combined Amount	300.0
Short-Term Debt
Line of Credit Facility [Line Items]
Short-term debt	$ 0.0